Going Concern	12 Months Ended
Dec. 31, 2014
Going Concern [Abstract]
Going Concern

Note 2: Going Concern

The Company has not generated revenues to date.  The Company has a working capital deficit of $5,210,230 and an accumulated deficit of $178,226,456 as of December 31, 2014.  The ability of the Company to continue as a going concern is dependent on raising capital to fund ongoing operations and carry out its business plan and ultimately to attain profitable operations.  Accordingly, these factors raise substantial doubt as to the Company’s ability to continue as a going concern. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence.